7. Accrued Liabilities - Current (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of other accrued liabilities

As of September 30, 2019, and December 31, 2018, the Company has the following current accrued liabilities:

	September 30, 2019	December 31, 2018
Other Accrued Expenses (a)	$150,956	$52,865
Accrued Salaries and Wages (b)	242,419	137,825
Total Accrued Liabilities – Current	$393,375	$190,690

	December 31, 2018	December 31, 2017
Accrued Salaries and Wages (a)	$137,825	$168,549
Other Accrued Expenses (b)	52,865	1,020,457
Total Accrued Liabilities – Current	$190,690	$1,189,006

(a)	Accrued Salaries and Wages represent accrued vacation payable to employees.

(b)	Other Accrued Expenses include estimates of expenses incurred but not yet recorded. The majority of the balance in Other Accrued Expenses at year ended December 31, 2017 relates to estimates of final dubbing costs for our Llama Llama property.